Selling, General and Administrative Expenses	6 Months Ended
Sep. 30, 2022
Text Block [Abstract]
Selling, General and Administrative Expenses
15.	Selling, General and Administrative Expenses
Selling, general and administrative expenses for the six months ended September 30, 2021 and 2022 are as follows:

	Millions of yen
	Six months ended September 30, 2021	Six months ended September 30, 2022
Personnel expenses	¥144,462	¥154,100
Selling expenses	32,209	41,251
Administrative expenses	64,774	68,253
Depreciation of office facilities	4,439	4,350

Total	¥245,884	¥267,954

Selling, general and administrative expenses for the three months ended September 30, 2021 and 2022 are as follows:
	Millions of yen
	Three months ended September 30, 2021	Three months ended September 30, 2022
Personnel expenses	¥71,969	¥77,513
Selling expenses	16,432	21,725
Administrative expenses	33,341	34,456
Depreciation of office facilities	2,057	2,178

Total	¥123,799	¥135,872